Filed Pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated April 15, 2010

to

Prospectus dated August 28, 2009

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation (“FSIC”) dated August 28, 2009, as supplemented by the supplements dated October 13, 2009, November 20, 2009, January 19, 2010, February 18, 2010 and March 26, 2010.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

Status of Our Initial Public Offering

In our monthly closing on April 1, 2010, we accepted subscriptions for 1,948,423 shares of our common stock at an average price per share of $10.36 for corresponding gross proceeds of $20,183,241. Since commencing our public offering on December 15, 2008, we have received and accepted subscriptions totaling $158,171,133. Including $1,000,008 contributed by principals of our investment adviser in February 2008, we have accepted subscriptions for gross proceeds of $159,171,142 to date.

Portfolio Update

As of March 31, 2010, our investment portfolio consists of interests in 62 senior secured loans, second lien secured loans, senior secured bonds and mezzanine loans of U.S. and European companies with an average annual EBITDA of approximately $374.0 million. As of March 31, 2010, the investments in our portfolio were purchased at an average price of 89.7% of par value. The weighted average credit rating of our portfolio is B3 based upon the Moody’s scale and our estimated gross annual portfolio yield is 10.0%(1). We intend to continue to add securities to our portfolio as our offering progresses. The following is our investment portfolio as of March 31, 2010.

(1)	Based upon the purchase price of our investments.

Security	Industry	Date of Most Recent Purchase	Original Cost	Par Value
FS Investment Corporation Portfolio (22.7%)
Senior Secured Loans – First Lien (10.0%)
Kenan Advantage Group, Inc., L+275, 12/16/11	Industrials	Mar-09	$740,402	$987,203
West Corp, L+500, 10/24/13	Telecommunication Services	Mar-09	$430,908	$493,878
Columbian Chemicals, L+600, 3/16/13	Materials	Apr-09	$744,869	$1,201,402
Intralinks, L+275, 6/15/14	Information Technology	May-09	$1,073,024	$1,476,338
WCP Exposition Services, L+600, 8/29/11	Consumer Discretionary	Jun-09	$246,034	$543,721
Corel Corporation, L+400, 5/2/12	Information Technology	Aug-09	$1,183,420	$1,433,798
1-800 Contacts, L+395, 3/4/15	Healthcare	Jul-09	$2,689,452	$3,071,410
Mosaic Sales Solutions, L+275, 4/3/13	Consumer Discretionary	Oct-09	$577,834	$888,975
Yell Group Plc, L+300, 7/31/14	Consumer Discretionary	Oct-09	$644,425	$845,147
Revlon Consumer Products Corporation, L+400, 3/9/15	Consumer Discretionary	Mar-10	$4,323,000	$4,400,000
MultiPlan, Inc., L+425, 4/12/13	Healthcare	Mar-10	$2,475,000	$2,500,000
Custom Building Products, L+400, 3/17/15	Materials	Mar-10	$2,475,000	$2,500,000

Senior Secured Loans – Second Lien (8.2%)
Bresnan Communications LLC, L+450, 3/29/14	Telecommunication Services	Jan-09	$360,000	$500,000
Harrington Holdings, L+600, 7/11/14	Healthcare	Apr-09	$640,000	$1,000,000
Sirius Computer, L+600, 5/30/13	Information Technology	Aug-09	$2,065,000	$3,000,000
Awesome Acquisition Company (CiCi), L+500, 6/4/14	Consumer Discretionary	Oct-09	$2,125,902	$2,939,757
AmWINS Group, Inc., L+550, 6/8/14	Financials	Oct-09	$180,000	$300,000
ILC Holdings, Inc., 11.5%, 6/30/12	Industrials	Dec-09	$4,000,000	$4,000,000
Datatel, Inc., L+825, 12/10/16	Information Technology	Dec-09	$4,900,000	$5,000,000

Mezzanine Debt / Other (4.5%)
ATI Enterprises Inc., L+1100, 12/15/16	Consumer Discretionary	Jan-10	$7,892,500	$8,000,000
Base CLO I Class E, EURIBOR+500, 10/17/18	Financials	Mar-10	$912,740	$2,051,100

Broad Street Portfolio (77.3%)
Senior Secured Loans – First Lien (47.7%)
First Data Corporation, L+275, 9/24/14	Information Technology	Dec-09	$2,284,111	$2,977,157
Quantum Corp, L+350, 7/12/14	Information Technology	Apr-09	$742,473	$894,546
Contec LLC, L+475, 7/28/14	Telecommunication Services	May-09	$1,568,128	$1,978,659
Clientlogic Corporation (Sitel), L+550, 1/30/14	Telecommunication Services	Jun-09	$871,443	$1,210,338
Caritor, Inc. (Keane), L+225, 6/4/13	Information Technology	Jul-09	$1,498,745	$1,962,225
AmWINS Group, Inc., L+250, 6/8/13	Financials	Oct-09	$748,825	$972,500
CamelBak Products, Prime+475, 8/4/11	Consumer Discretionary	Oct-09	$1,662,809	$1,817,278
Edwards Limited, L+200, 5/31/14	Industrials	Oct-09	$1,244,800	$1,945,000
InfrastruX Group, Inc., L+500, 0.5% PIK, 11/3/12	Industrials	Oct-09	$663,922	$721,654
SemGroup, L+700, 11/30/12	Energy	Nov-09	$3,800,000	$4,000,000
Green Tree Financial, L+575, 12/15/15	Financials	Dec-09	$2,793,000	$2,940,000
National Processing Company, L+500, 10/31/13	Information Technology	Dec-09	$1,129,725	$1,192,322
NCO Group, L+500, 5/15/13	Information Technology	Mar-10	$5,222,507	$5,628,161
Clarke American, L+250, 6/30/14	Industrials	Dec-09	$1,744,781	$2,477,106
Texas Competitive Electric Holdings (TXU Corp.), L+350, 10/10/14	Utilities	Jan-10	$4,976,430	$6,456,794
Smurfit-Stone Container Enterprises, Inc., L+475, 2/10/16	Industrials	Feb-10	$6,930,000	$7,000,000
Global Tel Link, L+400, 3/2/15	Telecommunication Services	Feb-10	$2,475,000	$2,500,000
Anchor Glass Container Corp, L+400, 2/25/16	Industrials	Feb-10	$3,818,572	$3,857,143
Ceridian Corporation, L+300, 11/9/14	Industrials	Mar-10	$4,475,000	$5,000,000
Intergraph, L+400, 5/29/14	Information Technology	Mar-10	$4,950,000	$5,000,000
KIK Custom Products, L+225, 6/2/14	Consumer Staples	Mar-10	$4,325,000	$5,000,000
Pierre Foods, Inc., L+500, 3/1/16	Consumer Staples	Mar-10	$4,975,000	$5,000,000
Vertafore, Inc., L+400, 7/31/14	Information Technology	Mar-10	$1,960,000	$2,000,000
Custom Building Products, L+400, 3/17/15	Materials	Mar-10	$4,158,000	$4,200,000
International Lease Finance Corporation, L+486, 3/15/15	Industrials	Mar-10	$3,528,000	$3,600,000
Avaya, Inc., L+275, 10/24/14	Information Technology	Mar-10	$4,407,500	$5,000,000
Spansion, Inc., L+550, 1/8/15	Information Technology	Apr-10	$6,007,500	$6,000,000
LyondellBasell Industries, L+400, 4/30/16	Materials	Mar-10	$1,346,400	$1,360,000
Ardent Health Services, LLC, L+500, 9/15/15	Healthcare	Mar-10	$4,950,000	$5,000,000

Security	Industry	Date of Most Recent Purchase	Original Cost	Par Value
Senior Secured Loans – Second Lien (21.8%)
Intergraph, L+825, 11/28/14	Information Technology	Mar-10	$2,857,500	$3,000,000
Allen Systems Group, L+800, 2.0% PIK, 4/19/14	Information Technology	Oct-09	$3,790,000	$4,000,000
Asurion Corp, L+650, 7/3/15	Financials	Dec-09	$2,552,500	$3,000,000
Dresser Inc., L+575, 5/4/15	Energy	Dec-09	$5,352,788	$6,405,000
Aspect Software Group, L+700, 6/29/12	Information Technology	Jan-10	$3,890,000	$5,500,000
Attachmate Corporation, L+675, 10/13/13	Information Technology	Jan-10	$4,127,500	$5,000,000
Wm. Bolthouse Farms, Inc., L+750, 8/9/16	Consumer Staples	Mar-10	$6,976,250	$7,000,000
FR Brand Acquisition Corp, L+640, 2/7/15	Industrials	Mar-10	$4,000,000	$5,000,000
Tenaska Power Fund, L+425, 12/15/14	Energy	Mar-10	$5,437,627	$6,170,058

Senior Secured Bonds (4.3%)
Paetec Communications, 8.9%, 6/30/17	Telecommunication Services	Jan-10	$2,355,230	$2,330,000
Reader's Digest Association, Inc., L+650, 2/15/17	Consumer Discretionary	Feb-10	$5,820,000	$6,000,000

Mezzanine Debt / Other (3.5%)
N.E.W. Customer Service Companies, Inc., L+750, 3/22/17	Industrials	Mar-10	$6,930,000	$7,000,000

			$184,026,573	$205,228,668

The tables below show portfolio investments that were sold or experienced a repayment in excess of 1% of a position’s value between February 12, 2010 and March 31, 2010.

Security	Original Cost	Disposition Price	Transaction Type
Apptis, Inc., L+325, 12/20/12	$588,718	$782,537	Sale
Bucyrus International, Inc., L+300, 12/20/12	$4,975,000	$5,042,500	Sale
Data Transmission Network Corp., L+500, 3/10/13	$406,440	$456,661	Sale
Vertellus Specialties, Inc., L+425, 12/10/12	$395,675	$481,385	Sale
Safenet, Inc., L+250, 4/12/14	$339,023	$465,228	Sale
Carmike Cinemas, L+350, 1/30/16	$990,000	$998,750	Sale
N.E.W. Customer Service Companies, Inc., L+425, 3/22/16	$2,970,000	$2,985,000	Sale
Cedar Fair Entertainment Company, L.P., L+375, 8/15/14	$7,960,000	$7,960,000	Cancelled	(1)

(1)	Loan proceeds were to be used to finance a planned acquisition of Cedar Fair Entertainment Company, which was abandoned subsequent to our purchase. All trades in the security were cancelled prior to settlement.

Security	Weighted Average Purchase Price(1)	Weighted Average Disposition Price(1)	Paydown Amount	Transaction Type
Apptis, Inc., L+325, 12/20/12	73.3	100.0	$75,549	Paydown
Building Materials Corp. of America, L+575, 10/6/14	81.5	100.0	$2,000,000	Paydown
CamelBak Products, Prime+475, 8/4/11	91.5	100.0	$149,096	Paydown
Caritor, Inc. (Keane, Inc.), L+225, 6/4/13	76.4	100.0	$25,943	Paydown
Columbian Chemicals, L+600, 3/16/13	62.0	100.0	$15,386	Paydown
Corel Corporation, L+400, 5/2/12	82.5	100.0	$134,744	Paydown
Custom Building Products, L+800, 4/20/12	97.3	100.0	$2,500,000	Paydown
Data Transmission Network Corp., L+500, 3/10/13	87.0	100.0	$15,459	Paydown
Global Tel Link Corporation, L+600, 2/14/13	87.8	100.0	$401,044	Paydown
Green Tree Financial, L+575, 12/15/15	95.0	100.0	$60,000	Paydown
NCO Group, L+500, 5/15/13	92.9	100.0	$146,906	Paydown
Pierre Foods, Inc., L+600, 9/30/14	97.0	100.0	$2,850,000	Paydown
Sitel a.k.a. Clientlogic Corp., L+550, 1/30/14	72.0	100.0	$789,662	Paydown

(1)	As a percentage of par value.